Disposal of subsidiaries (Details 1) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Revenue	$ 16,376,697	$ 31,285,396
Cost of revenues	(15,897,467)	(31,220,004)
Gross profit	479,230	65,392
Operating expenses	1,577,784	2,787,800
Loss from operations	(1,098,554)	(2,722,408)
Other income	279,489	285,371
Income tax expenses	334	(8,935)
Net loss	6,928,242	(2,955,367)
Disposition of Subsidiaries [Member]
Revenue	0	4,973,357
Cost of revenues	0	(4,966,016)
Gross profit	0	7,341
Operating expenses	(20,482)	(375,505)
Loss from operations	(20,482)	(368,164)
Other income	2,441	3,835
Loss before income tax expenses	(18,041)	(364,329)
Income tax expenses	0	0
Net loss	$ (18,041)	$ (364,329)